Convertible Notes Payables (Details) - USD ($)			12 Months Ended
	Jun. 03, 2025	Jun. 13, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 11, 2024	Nov. 27, 2023
Convertible Notes Payables [Line Items]
Aggregate principal amount					$ 1,489,200
Principal amount		$ 2,400,000
Exchange for funding		$ 2,000,000
Convertible notes payable						$ 900,000
Cash repaymen			$ 300,000
Conversion of shares			$554,250	$900,000
Repayment of outstanding balance	$ 645,750			$ 1,217,823	1,503,945
Conversion of convertible notes into ordinary shares			678,312	1,300,000
Convertible Notes Payable [Member]
Convertible Notes Payables [Line Items]
Aggregate principal amount			$ 529,768	$ 1,525,220
Bearing interest rate			10.00%				10.00%